Interest-bearing loans and borrowings - Disclosure of future lease payments for these leaseback agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,549,789	$ 2,622,255	$ 930,713
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	830,036	303,687	295,648
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,790,355	1,429,347	552,319
More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,929,398	889,221	$ 82,746
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Borrowings	2,119,736	704,337
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	229,951	31,701
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	508,140	141,251
Sale and leaseback agreement - lease payments | More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,381,645	$ 531,385